SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Jul. 31, 2026 USD ($) Integer	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)
Gain from foreign currency transactions	$ 13,730	$ 24,695	$ 49,290
impairment of long-lived assets	0	0	0
Fair value of the bifurcated conversion feature	485,993
Contract liabilities	491,600	573,312
Deferred costs	285,488	345,780
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0	$ 0	$ 0
Number of reportable segments | Integer	1
RM [Member]
Foreign currency exchange interest rate	0.04071	0.043612	0.047005
SGD [Member]
Foreign currency exchange interest rate	0.012844	0.013192	0.013491
IDR [Member]
Foreign currency exchange rate, transaction amount	$ 17,006